Business Combinations - Narrative (Q3) (Details) $ / shares in Units, $ in Thousands			3 Months Ended		9 Months Ended
	Jan. 12, 2021 USD ($) trading_day $ / shares shares	Jan. 11, 2021 shares	Sep. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares
Reverse Recapitalization [Line Items]
Reverse recapitalization, aggregate consideration | $	$ 1,190,000
Cash electing shares of Legacy Billtrust shareholders | $	90,061
Reverse recapitalization, equity interests issued and issuable | $	$ 1,099,000
Reverse recapitalization, equity interests issued and issuable, number of shares (in shares)	109,944,090
Reverse recapitalization, equity interests issuable, number of shares (in shares)	15,175,967
Recapitalization conversion ratio	7.2282662
Stock repurchased during period (in USD per share) | $ / shares	$ 10.00
Common stock, shares outstanding (shares)	145,266,000
Warrants outstanding (shares)	12,500,000
Number of shares exercisable by each warrant (shares)	1
Warrants exercise price (in USD per share) | $ / shares	$ 11.50							$ 1.91
Stock converted conversion ratio	1
Common stock, par value (USD per share) | $ / shares	$ 0.0001
Common and preferred stock, shares authorized (shares)	575,000,000
Preferred stock, shares authorized (shares)			10,000,000		10,000,000	10,000,000		10,000,000	10,000,000
Preferred stock, par value (in USD per share) | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Number of shares issued (shares)	20,000,000
Aggregate purchase price | $	$ 200,000
Stock repurchased during period (shares)	9,005,863
Warrants exercised and converted (in shares)	85,004
Contingent consideration liability, shares (in shares)	12,000,000
Issuance and vesting of Earnout Shares (shares)				10,917,736
Amount paid for tax withholding | $					$ 4,367	$ 4,013	$ 0
Offering costs | $								$ 2,845
Restricted stock units
Reverse Recapitalization [Line Items]
Number of RSU's granted in period (in shares)					856,000
Number of shares of common stock withheld from employees for tax withholdings (in shares)					29,443
Amount paid for tax withholding | $			$ 400
Share price (USD per share) | $ / shares	$ 16.80
Earnout Restricted Stock Units
Reverse Recapitalization [Line Items]
Number of RSU's granted in period (in shares)					836,208
Amount paid for tax withholding | $					$ 4,000
Earnout Shares
Reverse Recapitalization [Line Items]
Amount paid for tax withholding | $						4,013
Earnout Shares | Restricted stock units
Reverse Recapitalization [Line Items]
Share price (USD per share) | $ / shares	$ 16.80
Risk free rate	0.50%
Volatility rate	42.00%
First Earnout
Reverse Recapitalization [Line Items]
Contingent consideration liability, shares (in shares)	6,000,000
Contingent consideration liability, stock price trigger (USD per share) | $ / shares	$ 12.50
Contingent consideration liability, threshold trading days | trading_day	20
Contingent consideration liability, threshold trading day period	30 days
Second Earnout
Reverse Recapitalization [Line Items]
Contingent consideration liability, shares (in shares)	6,000,000
Contingent consideration liability, stock price trigger (USD per share) | $ / shares	$ 15.00
Contingent consideration liability, threshold trading days | trading_day	20
Contingent consideration liability, threshold trading day period	30 days
Sponsor Vesting Shares
Reverse Recapitalization [Line Items]
Amount paid for tax withholding | $						$ 0
Billtrust [Member]
Reverse Recapitalization [Line Items]
Common stock, par value (USD per share) | $ / shares	$ 0.001
South Mountain
Reverse Recapitalization [Line Items]
Warrants cancelled (in shares)	6,954,500
Stock repurchased during period (shares)		2,000
South Mountain | Common Shareholders
Reverse Recapitalization [Line Items]
Common stock, shares outstanding (shares)		25,000,000
Common Stock | Share-based Payment Arrangement
Reverse Recapitalization [Line Items]
Number of shares of common stock withheld from employees for tax withholdings (in shares)					246,056
Common Class I
Reverse Recapitalization [Line Items]
Common stock, shares outstanding (shares)	138,728,373		153,391,000		153,391,000	153,391,000		92,760,000
Common stock, par value (USD per share) | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized (shares)			538,000,000		538,000,000	538,000,000		538,000,000
Common stock, shares issued (shares)			153,391,000		153,391,000	153,391,000		92,760,000
Common Class I | Prior South Mountain Shareholders
Reverse Recapitalization [Line Items]
Common stock, shares outstanding (shares)	2,375,000
Common Class I | South Mountain | Common Shareholders
Reverse Recapitalization [Line Items]
Common stock, shares outstanding (shares)			2,375,000		2,375,000	2,375,000
Common Class I | South Mountain | Common Shareholders | First Earnout
Reverse Recapitalization [Line Items]
Common stock, shares outstanding (shares)			1,187,500		1,187,500	1,187,500
Common Class I | South Mountain | Common Shareholders | Second Earnout
Reverse Recapitalization [Line Items]
Common stock, shares outstanding (shares)			1,187,500		1,187,500	1,187,500
Common Class 2
Reverse Recapitalization [Line Items]
Common stock, shares outstanding (shares)	6,537,735		5,223,000		5,223,000	5,223,000		8,197,000
Common stock, par value (USD per share) | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized (shares)			27,000,000		27,000,000	27,000,000		27,000,000
Common stock, shares issued (shares)			5,223,000		5,223,000	5,223,000		8,197,000